Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 291	$ 819
Receivables	2,512	2,041
Inventories	3,759	3,289
Total current assets	6,562	6,149
Non-current assets
Mineral properties	16,112	15,922
Mining rights	17,145	17,195
Property, plant and equipment	12,475	13,233
Goodwill	4,009	4,009
Other financial assets	15	16
Other receivables	1,421	3,544
Total non-current assets	51,177	53,919
Total assets	57,739	60,068
Current liabilities
Bank indebtedness	6,706	9,636
Accounts payable and accrued liabilities	6,859	4,384
Accounts payable with related parties	208	144
Loan payable and current portion of long-term debt	517	363
Total current liabilities	14,290	14,527
Non-current liabilities
Long-term debt	255	109
Long-term debt with related parties	15,507	14,808
Reclamation and remediation obligations	6,188	5,139
Deferred tax liabilities	3,795	4,023
Other long-term payables	8	57
Total non-current liabilities	25,753	24,136
Total liabilities	40,043	38,663
Shareholders’ equity
Capital stock	11,244	7,320
Contributed surplus	189,677	186,177
Accumulated deficit	(201,710)	(190,541)
Accumulated other comprehensive income	19,877	19,744
Total shareholders’ equity attributable to the parent	19,088	22,700
Non-controlling interest	(1,392)	(1,295)
Total shareholders’ equity	17,696	21,405
Total liabilities and shareholders’ equity	$ 57,739	$ 60,068